SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Depreciation Inputs
	Length of useful life	Depreciation rate
	Years	%

Office furniture and equipment	10-14	7-10
Laboratory equipment	3-7	15-33
Computers and auxiliary equipment	3	33